Average Annual Total Returns (Vanguard Global Equity Fund, Vanguard Global Equity Fund - Investor Shares)	12 Months Ended
Sep. 30, 2013
Average Annual Returns for Periods Ended December 31, 2013
One Year	27.65%
Five Years	16.49%
Ten Years	7.80%
Inception Date	Aug. 14, 1995
Return After Taxes on Distributions
Average Annual Returns for Periods Ended December 31, 2013
One Year	27.21%
Five Years	16.14%
Ten Years	7.14%
Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	16.04%
Five Years	13.43%
Ten Years	6.33%
MSCI ACWI Index
Average Annual Returns for Periods Ended December 31, 2013
One Year	22.80%
Five Years	14.92%
Ten Years	7.17%
Spliced Global Equity Index
Average Annual Returns for Periods Ended December 31, 2013
One Year	22.80%
Five Years	14.92%
Ten Years	7.33%